Document and Entity Information	Mar. 07, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date	Mar. 07, 2024
Entity Registrant Name	Mind Medicine (MindMed) Inc.
Entity Incorporation State Country Code	A1
Entity File Number	001-40360
Entity Tax Identification Number	98-1582538
Entity Address Address Line 1	One World Trade Center
Entity Address Address Line 2	Suite 8500
Entity Address City Or Town	New York
Entity Address State Or Province	NY
Entity Address Postal Zip Code	10007
City Area Code	212
Local Phone Number	220-6633
Security 12b Title	Common Shares, no par value per share
Trading Symbol	MNMD
Security Exchange Name	NASDAQ
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0001813814